Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Clifford Capital Focused Small Cap Value Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Focused Small Cap Value Fund
Class Name	Institutional Class Shares
Trading Symbol	FSVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Focused Small Cap Value Fund, Institutional Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/focused-small-cap-value-strategy/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/focused-small-cap-value-strategy/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Focused Small Cap Value Fund - Institutional Class Shares	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 11.95%.• In comparison, the S&P 500® Index (broad U.S. market) returned 36.35% for the same period, while the Russell 2000® Total Return Value Index (Fund’s benchmark) returned 25.88%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Consumer Discretionary, Energy, Technology, and Materials stocks, partially offset by outperformance in Health Care and Communication Services stocks.• The Fund’s focus on investing in smaller companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Focused Small Cap Value Fund, Institutional Class	11.95%	8.07%
S&P 500® Index	36.35%	16.26%
Russell 2000® Total Return Value Index	25.88%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,950,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 68,722
Investment Company, Portfolio Turnover	70.33%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$7,950
Number of Holdings	33
Total Advisory Fee Paid	$68,722
Portfolio Turnover Rate	70.33%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Solventum Corp.	4.82%
NCR Atleos Corp.	4.17%
Evertec, Inc.	4.11%
Pitney Bowes, Inc.	4.11%
Dolby Laboratories, Inc. Class A	4.10%
The Western Union Co.	3.94%
Allison Transmission Holdings, Inc.	3.88%
HNI Corp.	3.82%
Seneca Foods Corporation	3.72%
Perdoceo Education Corp.	3.63%

Clifford Capital Focused Small Cap Value Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Focused Small Cap Value Fund
Class Name	Investor Class Shares
Trading Symbol	FSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Focused Small Cap Value Fund, Investor Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/focused-small-cap-value-strategy/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/focused-small-cap-value-strategy/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Focused Small Cap Value Fund - Investor Class Shares	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 11.81%.• In comparison, the S&P 500® Index (broad U.S. market) returned 36.35% for the same period, while the Russell 2000® Total Return Value Index (Fund’s benchmark) returned 25.88%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Consumer Discretionary, Energy, Technology, and Materials stocks, partially offset by outperformance in Health Care and Communication Services stocks.• The Fund’s focus on investing in smaller companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Focused Small Cap Value Fund, Investor Class	11.81%	8.48%
S&P 500® Index	36.35%	15.06%
Russell 2000® Total Return Value Index	25.88%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,950,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 68,722
Investment Company, Portfolio Turnover	70.33%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$7,950
Number of Holdings	33
Total Advisory Fee Paid	$68,722
Portfolio Turnover Rate	70.33%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Solventum Corp.	4.82%
NCR Atleos Corp.	4.17%
Evertec, Inc.	4.11%
Pitney Bowes, Inc.	4.11%
Dolby Laboratories, Inc. Class A	4.10%
The Western Union Co.	3.94%
Allison Transmission Holdings, Inc.	3.88%
HNI Corp.	3.82%
Seneca Foods Corporation	3.72%
Perdoceo Education Corp.	3.63%

Clifford Capital Focused Small Cap Value Fund (Super Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Focused Small Cap Value Fund
Class Name	Super Institutional Class Shares
Trading Symbol	FSVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Focused Small Cap Value Fund, Super Institutional Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/focused-small-cap-value-strategy/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/focused-small-cap-value-strategy/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Focused Small Cap Value Fund - Super Institutional Class Shares	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 12.13%.• In comparison, the S&P 500® Index (broad U.S. market) returned 36.35% for the same period, while the Russell 2000® Total Return Value Index (Fund’s benchmark) returned 25.88%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Consumer Discretionary, Energy, Technology, and Materials stocks, partially offset by outperformance in Health Care and Communication Services stocks.• The Fund’s focus on investing in smaller companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Focused Small Cap Value Fund, Super Institutional Class	12.13%	8.82%
S&P 500® Index	36.35%	15.06%
Russell 2000® Total Return Value Index	25.88%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,950,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 68,722
Investment Company, Portfolio Turnover	70.33%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$7,950
Number of Holdings	33
Total Advisory Fee Paid	$68,722
Portfolio Turnover Rate	70.33%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Solventum Corp.	4.82%
NCR Atleos Corp.	4.17%
Evertec, Inc.	4.11%
Pitney Bowes, Inc.	4.11%
Dolby Laboratories, Inc. Class A	4.10%
The Western Union Co.	3.94%
Allison Transmission Holdings, Inc.	3.88%
HNI Corp.	3.82%
Seneca Foods Corporation	3.72%
Perdoceo Education Corp.	3.63%

Clifford Capital International Value Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital International Value Fund
Class Name	Institutional Class Shares
Trading Symbol	CCIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital International Value Fund, Institutional Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/international-value/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/international-value/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital International Value Fund - Institutional Class Shares	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 16.26%.• In comparison, the MSCI EAFE Value Net Return Index returned 25.38% for the same period.

What key factors affected the Fund's performance?

• Foreign stocks in developed markets rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence and weight-loss drugs, which drove outperformance in several large companies. • The Fund did not gain as much as the broad foreign market, driven mostly by underperformance in its Financials, Consumer Discretionary and Industrials stocks, partially offset by strong performance in Communication Services and Consumer Staples.• The Fund’s focus on investing in foreign companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
International Value Fund, Institutional Class	16.26%	6.78%
MSCI EAFE Value Net Return Index	25.38%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 5,330,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 40,786
Investment Company, Portfolio Turnover	27.01%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$5,330
Number of Holdings	35
Total Advisory Fee Paid	$40,786
Portfolio Turnover Rate	27.01%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Koninklijke Philips NV	4.18%
Roche Holding AG	4.14%
Vodafone Group plc	4.12%
Banco Santander SA	4.03%
Sanofi SA	3.81%
BT Group plc	3.71%
Liberty Global Ltd.	3.59%
Telefonica SA	3.54%
Société Générale SA	3.42%
Telefonaktiebolaget LM Ericsson	3.34%

Clifford Capital International Value Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital International Value Fund
Class Name	Investor Class Shares
Trading Symbol	CIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital International Value Fund, Investor Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/international-value/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/international-value/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital International Value Fund - Investor Class Shares	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 15.97%.• In comparison, the MSCI EAFE Value Net Return Index returned 25.38% for the same period.

What key factors affected the Fund's performance?

• Foreign stocks in developed markets rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence and weight-loss drugs, which drove outperformance in several large companies. • The Fund did not gain as much as the broad foreign market, driven mostly by underperformance in its Financials, Consumer Discretionary and Industrials stocks, partially offset by strong performance in Communication Services and Consumer Staples.• The Fund’s focus on investing in foreign companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
International Value Fund, Investor Class	15.97%	6.51%
MSCI EAFE Value Net Return Index	25.38%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 5,330,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 40,786
Investment Company, Portfolio Turnover	27.01%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$5,330
Number of Holdings	35
Total Advisory Fee Paid	$40,786
Portfolio Turnover Rate	27.01%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Koninklijke Philips NV	4.18%
Roche Holding AG	4.14%
Vodafone Group plc	4.12%
Banco Santander SA	4.03%
Sanofi SA	3.81%
BT Group plc	3.71%
Liberty Global Ltd.	3.59%
Telefonica SA	3.54%
Société Générale SA	3.42%
Telefonaktiebolaget LM Ericsson	3.34%

Clifford Capital International Value Fund (Super Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital International Value Fund
Class Name	Super Institutional Class Shares
Trading Symbol	CIVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital International Value Fund, Super Institutional Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/international-value/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/international-value/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital International Value Fund - Super Institutional Class Shares	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 16.23%.• In comparison, the MSCI EAFE Value Net Return Index returned 25.38% for the same period.

What key factors affected the Fund's performance?

• Foreign stocks in developed markets rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence and weight-loss drugs, which drove outperformance in several large companies. • The Fund did not gain as much as the broad foreign market, driven mostly by underperformance in its Financials, Consumer Discretionary and Industrials stocks, partially offset by strong performance in Communication Services and Consumer Staples.• The Fund’s focus on investing in foreign companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
International Value Fund, Super Institutional Class	16.23%	6.82%
MSCI EAFE Value Net Return Index	25.38%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 5,330,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 40,786
Investment Company, Portfolio Turnover	27.01%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$5,330
Number of Holdings	35
Total Advisory Fee Paid	$40,786
Portfolio Turnover Rate	27.01%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Koninklijke Philips NV	4.18%
Roche Holding AG	4.14%
Vodafone Group plc	4.12%
Banco Santander SA	4.03%
Sanofi SA	3.81%
BT Group plc	3.71%
Liberty Global Ltd.	3.59%
Telefonica SA	3.54%
Société Générale SA	3.42%
Telefonaktiebolaget LM Ericsson	3.34%